Submission	Sep. 24, 2026
Submission [Line Items]
Central Index Key	0001802369
Registrant Name	ADARx Pharmaceuticals, Inc.
Registration File Number	333-298782
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES